Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
June 30, 2023
Z10-NPRT1-0823
1.9884232.106
Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	10,605	148,050
Fidelity Series Commodity Strategy Fund (a)	458	44,335
Fidelity Series Large Cap Growth Index Fund (a)	5,370	93,551
Fidelity Series Large Cap Stock Fund (a)	5,446	102,922
Fidelity Series Large Cap Value Index Fund (a)	13,214	191,200
Fidelity Series Small Cap Core Fund (a)	61	625
Fidelity Series Small Cap Opportunities Fund (a)	3,621	46,640
Fidelity Series Value Discovery Fund (a)	4,763	70,584
TOTAL DOMESTIC EQUITY FUNDS (Cost $658,754)		697,907

International Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,092	58,347
Fidelity Series Emerging Markets Fund (a)	7,150	59,414
Fidelity Series Emerging Markets Opportunities Fund (a)	16,933	287,015
Fidelity Series International Growth Fund (a)	8,273	135,918
Fidelity Series International Index Fund (a)	4,920	56,428
Fidelity Series International Small Cap Fund (a)	2,597	42,153
Fidelity Series International Value Fund (a)	12,283	135,846
Fidelity Series Overseas Fund (a)	10,843	135,974
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $854,384)		911,095

Bond Funds - 64.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	86,599	816,632
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,625	194,540
Fidelity Series Corporate Bond Fund (a)	48,541	439,294
Fidelity Series Emerging Markets Debt Fund (a)	4,111	30,424
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,085	10,198
Fidelity Series Floating Rate High Income Fund (a)	661	5,921
Fidelity Series Government Bond Index Fund (a)	69,905	641,030
Fidelity Series High Income Fund (a)	3,867	31,668
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	26,980	231,485
Fidelity Series Investment Grade Bond Fund (a)	65,745	654,161
Fidelity Series Investment Grade Securitized Fund (a)	50,006	445,054
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,641	238,637
Fidelity Series Real Estate Income Fund (a)	870	8,334
TOTAL BOND FUNDS (Cost $3,918,314)		3,747,433

Short-Term Funds - 8.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	104,550	104,550
Fidelity Series Short-Term Credit Fund (a)	7,320	70,345
Fidelity Series Treasury Bill Index Fund (a)	29,261	290,855
TOTAL SHORT-TERM FUNDS (Cost $466,787)		465,750

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,898,239)	5,822,185
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	5,822,187

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	800,234	38,641	17,186	-	(254)	(4,803)	816,632
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,090	1,938	6,323	29	(589)	(3,576)	194,540
Fidelity Series Blue Chip Growth Fund	151,478	3,715	30,475	-	4,115	19,217	148,050
Fidelity Series Canada Fund	59,125	1,750	4,810	-	(29)	2,311	58,347
Fidelity Series Commodity Strategy Fund	42,713	3,818	1,128	-	(11)	(1,057)	44,335
Fidelity Series Corporate Bond Fund	434,611	20,329	11,001	4,327	113	(4,758)	439,294
Fidelity Series Emerging Markets Debt Fund	29,633	1,447	868	450	(4)	216	30,424
Fidelity Series Emerging Markets Debt Local Currency Fund	10,052	120	267	-	17	276	10,198
Fidelity Series Emerging Markets Fund	49,454	8,782	-	-	-	1,178	59,414
Fidelity Series Emerging Markets Opportunities Fund	297,761	-	19,221	-	(203)	8,678	287,015
Fidelity Series Floating Rate High Income Fund	5,719	268	125	129	-	59	5,921
Fidelity Series Government Bond Index Fund	639,024	32,083	17,162	4,198	96	(13,011)	641,030
Fidelity Series Government Money Market Fund 5.17%	100,920	5,651	2,021	1,277	-	-	104,550
Fidelity Series High Income Fund	30,971	1,328	671	467	(10)	50	31,668
Fidelity Series International Credit Fund	55	-	-	-	-	-	55
Fidelity Series International Developed Markets Bond Index Fund	231,799	11,148	8,545	3,216	(27)	(2,890)	231,485
Fidelity Series International Growth Fund	137,221	1,308	8,015	-	698	4,706	135,918
Fidelity Series International Index Fund	56,893	1,474	3,752	-	268	1,545	56,428
Fidelity Series International Small Cap Fund	44,634	407	3,491	-	85	518	42,153
Fidelity Series International Value Fund	136,857	3,086	9,784	-	607	5,080	135,846
Fidelity Series Investment Grade Bond Fund	653,312	27,093	17,321	6,335	131	(9,054)	654,161
Fidelity Series Investment Grade Securitized Fund	448,061	16,836	13,541	4,125	105	(6,407)	445,054
Fidelity Series Large Cap Growth Index Fund	95,981	2,817	16,481	234	1,905	9,329	93,551
Fidelity Series Large Cap Stock Fund	104,970	3,746	12,979	-	576	6,609	102,922
Fidelity Series Large Cap Value Index Fund	196,003	8,392	21,266	-	389	7,682	191,200
Fidelity Series Long-Term Treasury Bond Index Fund	240,310	11,066	5,470	1,764	(205)	(7,064)	238,637
Fidelity Series Overseas Fund	137,078	1,308	8,465	-	1,025	5,028	135,974
Fidelity Series Real Estate Income Fund	10,718	261	2,723	152	(243)	321	8,334
Fidelity Series Short-Term Credit Fund	71,188	1,413	1,969	473	4	(291)	70,345
Fidelity Series Small Cap Core Fund	1,275	-	628	-	(10)	(12)	625
Fidelity Series Small Cap Opportunities Fund	47,901	767	4,501	-	174	2,299	46,640
Fidelity Series Treasury Bill Index Fund	283,615	14,345	6,824	3,502	(2)	(279)	290,855
Fidelity Series Value Discovery Fund	71,706	4,187	7,419	-	5	2,105	70,584
	5,824,362	229,524	264,432	30,678	8,726	24,005	5,822,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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